SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities

The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2014 and 2013 are summarized as follows (dollars in thousands):

	Amortized	Gross unrealized		Fair
December 31, 2014	cost	Gains	Losses	value
Available-for-sale securities
U.S. Government agencies	$162,289	$50	$3,085	$159,254
U.S. Government sponsored agency mortgage backed securities	172,035	64	4,129	167,970
States and political subdivisions	51,374	1,658	150	52,882
Corporate bonds	17,705	129	54	17,780
	$403,403	$1,901	$7,418	$397,886
Held-to-maturity securities
States and political subdivisions	$21,985	$278	$-	$22,263

December 31, 2013	Amortized	Gross unrealized		Fair
Available-for-sale securities	cost	Gains	Losses	value
U.S. Government agencies	$112,863	$-	$7,791	$105,072
U.S. Government sponsored agency mortgage backed securities	168,045	27	10,649	157,423
States and political subdivisions	45,237	1,240	140	46,337
Corporate bonds	20,747	280	145	20,882
	$346,892	$1,547	$18,725	$329,714
Held-to-maturity securities
States and political subdivisions	$27,839	$756	$-	$28,595

Schedule of Corporation's investments' gross unrealized losses and fair value

 The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2014 and 2013 (dollars in thousands):

December 31, 2014	Less than 12 months		12 months or greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of security	value	losses	value	losses	value	losses
US government agencies	$46,977	$219	$104,815	$2,866	$151,792	$3,085
US government sponsored agency mortgage backed securities	21,339	77	128,935	4,052	150,274	4,129
States and political subdivisions	14,539	142	1,418	8	15,957	150
Corporate bonds	4,783	17	3,207	37	7,990	54
	$87,638	$455	$238,375	$6,963	$326,013	$7,418

December 31, 2013	Less than 12 months		12 months or greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of security	value	losses	value	losses	value	losses
US government agencies	$100,533	$7,330	$4,539	$461	$105,072	$7,791
US government sponsored agency mortgage backed securities	144,134	10,073	8,698	576	152,832	10,649
States and political subdivisions	2,615	140	-	-	2,615	140
Corporate bonds	8,590	121	582	24	9,172	145
	$255,872	$17,664	$13,819	$1,061	$269,691	$18,725

Schedule of amortized cost and fair value of available-for-sale securities and held-to-maturity securities, by contractual maturity

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014 and 2013, by contractual maturity, are shown below (dollars in thousands). Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2014	Available-for-sale		Held to maturity
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Within one year	$2,464	$2,481	$6,354	$6,446
One to five years	91,208	90,775	3,558	3,601
Five to ten years	112,329	110,508	12,073	12,216
After ten years	25,367	26,152	-	-
Mortgage-backed securities	172,035	167,970	-	-
Total	$403,403	$397,886	$21,985	$22,263

	Available-for-Sale		Held to Maturity
December 31, 2013	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Within one year	$5,841	$5,920	$3,135	$3,208
One to five years	26,404	26,489	7,043	7,305
Five to ten years	131,468	124,308	16,554	16,953
After ten years	15,134	15,574	1,107	1,129
Mortgage-backed securities	168,045	157,423	-	-
Total	$346,892	$329,714	$27,839	$28,595